Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Option Activities
The following table summarizes the Company’s
share

option activities for the year ended December 31, 2021 pursuant to the A&R 2020 Share Incentive Plan:

	Number of Options	Weighted Average Exercise Price Per option	Weighted Average grant date fair value per option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	US$	Years	US$ (in thousands)
Share options outstanding as of December 31, 2020	224,295,105	0.2160	0.0496	9.55	20,468
Granted	200,923,883	0.2767	0.5092
Forfeited	(40,751,365)	0.2793	0.2594

Share options outstanding as of December 31, 2021	384,467,623	0.2099	0.2676	8.28	126,484

Exercisable as of December 31, 2021	104,626,808	0.0746	0.0510	5.58	48,593

Summary Of Assumptions Used To Value The Share Options
The Group uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options were as follows:

	For the years ended December 31,
	2019	2020	2021
Fair value of ordinary shares (US$)	2.78	4.78	4.78-15.78
Risk-free interest rate (%)	0.88-2.00	0.66-0.88	0.93-1.71
Expected volatility (%)	47-48	47-48	48
Expected dividend yield	—	—	—
Life of option	10	10	10
Exercise multiple	2.5	2.5	2.5
Post-vesting forfeiture rate	—	—	—

Summary Of Recognized Sharebased Compensation Expenses
For the above-mentioned incentive plans and awards, the Group recognized aggregate share-based compensation expenses for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(in thousands)
Fulfillment expenses	258	1,974	32,673	5,127
Sales and marketing expenses	174	532	6,927	1,087
Product development expenses	1,043	4,370	42,666	6,695
General and administrative expenses	515	146,234	233,096	36,578

Total	1,990	153,110	315,362	49,487